Stock-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017	2016	2015

Risk-free rate	-	1.45%	-
Dividend yield	Nil%	Nil%	Nil%
Volatility factor of the expected market price of the Company’s common shares	-	99%	-
Weighted average expected life of the options (months)	-	120	-